UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 96.5%
Automobiles & Components - 1.9%
Ford Motor Co.	500,000	$7,355,000
Banks - 0.6%
M&T Bank Corp.	20,000	2,263,200
Capital Goods - 6.4%
Allison Transmission Holdings, Inc.	100,000	3,132,000
General Electric Co.	400,000	9,556,000
Illinois Tool Works, Inc.	50,000	4,654,500
The Boeing Co.	50,000	7,268,500
		24,611,000
Commercial & Professional Services - 3.6%
Pitney Bowes, Inc.	250,000	5,995,000
Steelcase, Inc.	250,000	4,220,000
The ADT Corp.	100,000	3,440,000
		13,655,000
Consumer Durables & Apparel - 0.7%
Mattel, Inc.	100,000	2,690,000
Consumer Services - 2.7%
Bob Evans Farms, Inc.	75,000	4,227,750
DeVry Education Group, Inc.	100,000	4,241,000
McDonald's Corp.	20,000	1,848,800
		10,317,550
Diversified Financials - 4.5%
Capital One Financial Corp.	75,000	5,490,750
Lazard Ltd.(a)	100,000	4,580,000
The Bank of New York Mellon Corp.	200,000	7,200,000
		17,270,750
Energy - 8.1%
Energen Corp.	100,000	6,342,000
Exxon Mobil Corp.	100,000	8,742,000
Frank's International NV(a)	200,000	3,274,000
Murphy Oil Corp.	100,000	4,491,000
Schlumberger Ltd.(a)	100,000	8,239,000
		31,088,000
Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.	100,000	8,498,000
Food, Beverage & Tobacco - 3.6%
Campbell Soup Co.	125,000	5,717,500
The Coca-Cola Co.	200,000	8,234,000
		13,951,500
Health Care Equipment & Services - 1.1%
Express Scripts Holding Co.(b)	50,000	4,035,500
Household & Personal Products - 3.9%
Colgate-Palmolive Co.	100,000	6,752,000
The Procter & Gamble Co.	100,000	8,429,000
		15,181,000

Insurance - 2.8%
Aflac, Inc.	100,000	5,708,000
XL Group PLC(a)	150,000	5,173,500
		10,881,500
Materials - 6.2%
BHP Billiton Ltd. - ADR(a)	75,000	3,474,750
EI du Pont de Nemours & Co.	150,000	10,681,500
Goldcorp, Inc.(a)	225,000	5,406,750
Sonoco Products Co.	100,000	4,420,000
		23,983,000
Pharmaceuticals, Biotechnology & Life Sciences - 16.6%
Alkermes PLC(a)(b)	125,000	9,031,250
Allergan, Inc.	40,000	8,770,400
Isis Pharmaceuticals, Inc.(b)	125,000	8,563,750
Johnson & Johnson	100,000	10,014,000
Merck & Co., Inc.	150,000	9,042,000
Momenta Pharmaceuticals, Inc.(b)	205,600	2,214,312
Omeros Corp.(b)	175,000	3,892,000
Perrigo Co. PLC(a)	25,000	3,793,500
Pfizer, Inc.	200,000	6,250,000
PTC Therapeutics, Inc.(b)	45,000	2,470,950
		64,042,162
Retailing - 2.2%
Amazon.com, Inc.(b)	15,000	5,317,950
Target Corp.	45,000	3,312,450
		8,630,400
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	400,000	9,136,000
Intel Corp.	250,000	8,260,000
		17,396,000
Software & Services - 10.5%
Automatic Data Processing, Inc.	100,000	8,253,000
Facebook, Inc.(b)	75,000	5,693,250
Google, Inc. - Class A(b)	7,000	3,762,850
Google, Inc. - Class C(b)	7,000	3,741,640
Microsoft Corp.	250,000	10,100,000
Oracle Corp.	50,000	2,094,500
Xerox Corp.	500,000	6,585,000
		40,230,240
Technology Hardware & Equipment - 7.0%
Apple, Inc.	70,000	8,201,200
Avnet, Inc.	75,000	3,121,500
Bio-key International, Inc.(b)(c)(d)(e)(Originally acquired 09/16/05, Cost $0)	47,090	–
BlackBerry Ltd.(a)(b)	300,000	3,045,000
EMC Corp.	300,000	7,779,000
QUALCOMM, Inc.	75,000	4,684,500
		26,831,200

Telecommunication Services - 1.2%
Verizon Communications, Inc.	100,000	4,571,000
Transportation - 3.4%
CH Robinson Worldwide, Inc.	50,000	3,561,000
Delta Air Lines, Inc.	200,000	9,462,000
		13,023,000
Utilities - 2.8%
NextEra Energy, Inc.	100,000	10,924,000
Total Common Stocks (Cost $241,419,521)		371,429,002

Real Estate Investment Trust (REIT) - 2.3%
Real Estate - 2.3%
Weyerhaeuser Co.	250,000	8,962,500
Total Real Estate Investment Trust (Cost $4,426,161)		8,962,500

Short-Term Investment - 1.6%
Money Market Fund - 1.6%
STIT-Treasury Portfolio, 0.010%(f)	6,045,245	6,045,245
Total Short-Term Investment (Cost $6,045,245)		6,045,245

Total Investments (Cost $251,890,927) - 100.4%		386,436,747
Liabilities in Excess of Other Assets - (0.4)%		(1,446,013)
Total Net Assets - 100.0%		$384,990,734

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign issued security. Foreign concentration (including ADR's) was as follows: Australia 0.9%; Bermuda 1.2%; Canada 2.2%; Curacao 2.1%; Ireland 4.7%; Netherlands 0.9%.
(b)	Non-income producing security.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of January 31, 2015 was $0 which represented 0.0% of net assets.
(d)	Security is fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securites as of January 31, 2015 was $0 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 98.3%
Automobiles & Components - 2.4%
BorgWarner, Inc.	6,500	$351,065
Delphi Automotive PLC(a)	3,500	240,555
Gentherm, Inc.(b)	4,000	147,120
Johnson Controls, Inc.	4,000	185,880
Lear Corp.	2,500	250,875
Metaldyne Performance Group, Inc.(b)	2,000	36,560
Remy International, Inc.	6,000	127,620
Tenneco, Inc.(b)	2,000	102,840
Tesla Motors, Inc.(b)	800	162,880
The Goodyear Tire & Rubber Co.	10,500	254,520
		1,859,915
Banks - 3.9%
Bank of the Ozarks, Inc.	26,000	843,180
Home BancShares, Inc.	3,800	112,556
Pinnacle Financial Partners, Inc.	31,000	1,114,140
Signature Bank(b)	7,000	819,910
South State Corp.	2,000	119,420
		3,009,206
Capital Goods - 6.5%
Acuity Brands, Inc.	2,000	299,780
Allegion PLC(a)	400	21,604
Allison Transmission Holdings, Inc.	8,000	250,560
AMETEK, Inc.	500	23,950
AO Smith Corp.	4,000	237,640
Armstrong World Industries, Inc.(b)	4,500	228,150
Astronics Corp.(b)	4,200	233,898
Colfax Corp.(b)	500	22,655
Graco, Inc.	1,700	121,108
HEICO Corp.	2,400	145,632
Hexcel Corp.	3,800	168,074
IDEX Corp.	3,200	231,520
Lennox International, Inc.	2,000	196,620
Lincoln Electric Holdings, Inc.	500	33,955
Navistar International Corp.(b)	2,000	58,840
Nordson Corp.	1,500	109,290
PACCAR, Inc.	2,500	150,275
Spirit AeroSystems Holdings, Inc.(b)	4,500	202,680
The Middleby Corp.(b)	7,500	712,650
TransDigm Group, Inc.	3,600	739,908
United Rentals, Inc.(b)	800	66,280
WABCO Holdings, Inc.(b)	2,500	237,925
Wabtec Corp.	4,500	375,525
Watsco, Inc.	1,700	185,062
		5,053,581
Commercial & Professional Services - 1.0%
Cintas Corp.	1,500	118,050
Copart, Inc.(b)	1,000	36,600
Equifax, Inc.	3,500	295,610
Robert Half International, Inc.	6,000	348,360
		798,620
Consumer Durables & Apparel - 4.7%
Fossil Group, Inc.(b)	1,500	146,700
Hanesbrands, Inc.	9,300	1,035,834
Harman International Industries, Inc.	6,000	777,780
Jarden Corp.(b)	3,000	144,060
Mohawk Industries, Inc.(b)	2,400	396,096
NIKE, Inc.	4,500	415,125
Polaris Industries, Inc.	2,500	361,475
Under Armour, Inc.(b)	5,500	396,440
		3,673,510

Consumer Services - 3.8%
Bob Evans Farms, Inc.	500	28,185
Buffalo Wild Wings, Inc.(b)	800	142,656
Chipotle Mexican Grill, Inc.(b)	950	674,348
Domino's Pizza, Inc.	6,000	594,300
Jack in the Box, Inc.	5,600	474,824
Popeyes Louisiana Kitchen, Inc.(b)	11,500	660,330
Restaurant Brands International, Inc.(a)(b)	3,663	141,685
Restaurant Brands International LP(a)(b)	37	1,357
Wyndham Worldwide Corp.	3,000	251,370
		2,969,055
Diversified Financials - 2.8%
Affiliated Managers Group, Inc.(b)	1,200	246,624
CBOE Holdings, Inc.	3,400	219,198
KKR & Co. LP	12,700	304,927
Lazard Ltd.(a)	4,800	219,840
MSCI, Inc.	500	26,910
PRA Group, Inc.(b)	2,000	99,040
T. Rowe Price Group, Inc.	3,200	251,904
The Blackstone Group LP	10,000	373,400
The Charles Schwab Corp.	10,000	259,800
Waddell & Reed Financial, Inc.	4,600	205,666
		2,207,309
Energy - 0.8%
Cheniere Energy, Inc.(b)	500	35,690
Concho Resources, Inc.(b)	700	77,595
Diamondback Energy, Inc.(b)	1,200	82,788
Oceaneering International, Inc.	5,500	287,980
Pioneer Natural Resources Co.	1,000	150,530
		634,583
Food, Beverage & Tobacco - 4.0%
Constellation Brands, Inc.(b)	8,000	883,600
Monster Beverage Corp.(b)	5,200	608,140
The Boston Beer Co., Inc.(b)	1,600	503,232
The Hain Celestial Group, Inc.(b)	13,600	717,672
The WhiteWave Foods Co.(b)	11,000	362,670
		3,075,314
Health Care Equipment & Services - 3.7%
Acadia Healthcare Co., Inc.(b)	2,500	144,375
Align Technology, Inc.(b)	3,800	201,590
athenahealth, Inc.(b)	1,100	153,681
Brookdale Senior Living, Inc.(b)	2,000	67,500
DexCom, Inc.(b)	10,200	609,756
Hanger, Inc.(b)	6,000	129,480
IDEXX Laboratories, Inc.(b)	2,800	443,576
Insulet Corp.(b)	3,000	88,170
Medidata Solutions, Inc.(b)	1,000	42,990
ResMed, Inc.	500	31,235
Sirona Dental Systems, Inc.(b)	2,100	189,462
Teleflex, Inc.	2,100	230,076
Tenet Healthcare Corp.(b)	5,200	219,856
Universal Health Services, Inc.	1,400	143,542
Veeva Systems, Inc.(b)	6,000	172,560
		2,867,849
Household & Personal Products - 0.3%
Church & Dwight Co., Inc.	2,800	226,576
Herbalife Ltd.(a)	500	15,240
		241,816
Insurance - 0.3%
Arthur J. Gallagher & Co.	4,200	186,606
RenaissanceRe Holdings Ltd.(a)	500	47,815
		234,421

Materials - 4.1%
AptarGroup, Inc.	500	31,555
Ball Corp.	3,500	221,655
Caesarstone Sdot-Yam Ltd.(a)	5,000	310,500
Crown Holdings, Inc.(b)	3,000	132,930
Eagle Materials, Inc.	2,000	142,440
Huntsman Corp.	4,600	101,016
International Flavors & Fragrances, Inc.	2,000	212,220
Martin Marietta Materials, Inc.	2,000	215,480
Owens-Illinois, Inc.(b)	1,500	35,025
Packaging Corp. of America	7,200	546,120
PolyOne Corp.	4,000	142,360
RPM International, Inc.	5,500	263,230
Sealed Air Corp.	5,900	238,950
The Sherwin-Williams Co.	1,000	271,270
The Valspar Corp.	2,000	166,860
WR Grace & Co.(b)	1,500	130,020
		3,161,631
Media - 0.1%
The Interpublic Group of Cos., Inc.	1,000	19,940
Morningstar, Inc.	600	39,954
		59,894
Pharmaceuticals, Biotechnology & Life Sciences - 31.4%
ACADIA Pharmaceuticals, Inc.(b)	14,500	441,235
Acceleron Pharma, Inc.(b)	7,000	276,290
Actavis plc(a)(b)	4,500	1,199,430
Agios Pharmaceuticals, Inc.(b)	2,500	289,800
Alexion Pharmaceuticals, Inc.(b)	4,300	787,932
Alkermes PLC(a)(b)	10,500	758,625
Alnylam Pharmaceuticals, Inc.(b)	16,000	1,501,280
Auspex Pharmaceuticals, Inc.(b)	14,500	891,025
Bellicum Pharmaceuticals, Inc.(b)	11,000	271,810
BioMarin Pharmaceutical, Inc.(b)	7,000	680,120
Bluebird Bio, Inc.(b)	6,000	557,460
Celldex Therapeutics, Inc.(b)	6,000	128,520
Chimerix, Inc.(b)	1,000	40,110
Dicerna Pharmaceuticals, Inc.(b)	4,000	85,280
Endo International PLC(a)(b)	1,000	79,610
Five Prime Therapeutics, Inc.(b)	12,000	315,720
Genfit(a)(b)	500	32,487
Genmab A/S(a)(b)	8,500	571,585
GW Pharmaceuticals PLC - ADR(a)(b)	1,500	109,455
Illumina, Inc.(b)	2,200	429,418
Incyte Corp.(b)	11,500	916,665
Innate Pharma SA(a)(b)	5,000	52,093
Inovio Pharmaceuticals, Inc.(b)	23,000	191,820
Intercept Pharmaceuticals, Inc.(b)	500	100,515
Intrexon Corp.(b)	500	14,355
Isis Pharmaceuticals, Inc.(b)	10,500	719,355
Jazz Pharmaceuticals PLC(a)(b)	2,400	406,416
Juno Therapeutics, Inc.(b)	13,000	555,750
Kite Pharma, Inc.(b)	11,000	738,650
La Jolla Pharmaceutical Co.(b)	500	10,920
Medivation, Inc.(b)	8,000	870,560
Mettler-Toledo International, Inc.(b)	1,350	410,332
Mylan, Inc.(b)	1,500	79,725
NewLink Genetics Corp.(b)	7,500	274,425
Northwest Biotherapeutics, Inc.(b)	1,000	6,340
Omeros Corp.(b)	6,500	144,560
OncoMed Pharmaceuticals, Inc.(b)	15,000	342,900
Ophthotech Corp.(b)	3,000	168,750
OvaScience, Inc.(b)	1,000	43,460
Pacira Pharmaceuticals, Inc.(b)	5,500	590,425

PAREXEL International Corp.(b)	3,200	195,072
PerkinElmer, Inc.	500	22,855
Perrigo Co. PLC(a)	1,000	151,740
Pharmacyclics, Inc.(b)	9,000	1,518,750
PTC Therapeutics, Inc.(b)	22,500	1,235,475
Puma Biotechnology, Inc.(b)	3,500	738,780
Receptos, Inc.(b)	2,500	275,425
Regeneron Pharmaceuticals, Inc.(b)	2,900	1,208,314
Regulus Therapeutics, Inc.(b)	21,000	402,150
Salix Pharmaceuticals Ltd.(b)	9,500	1,279,365
Seattle Genetics, Inc.(b)	3,600	112,176
Shire PLC - ADR(a)	1,400	306,964
Stemline Therapeutics, Inc.(b)	500	7,740
Synageva BioPharma Corp.(b)	1,700	195,874
TetraLogic Pharmaceuticals Corp.(b)	16,000	79,360
United Therapeutics Corp.(b)	900	127,017
Vertex Pharmaceuticals, Inc.(b)	4,500	495,630
		24,437,895
Retailing - 4.5%
Foot Locker, Inc.	1,300	69,186
GNC Holdings, Inc.	3,000	133,020
HomeAway, Inc.(b)	5,000	127,450
L Brands, Inc.	3,500	296,205
Liberty TripAdvisor Holdings, Inc.(b)	3,000	71,820
Lithia Motors, Inc.	2,500	211,750
Macy's, Inc.	2,000	127,760
Restoration Hardware Holdings, Inc.(b)	6,500	568,945
Signet Jewelers Ltd.(a)	2,000	242,220
The Priceline Group, Inc.(b)	600	605,688
TripAdvisor, Inc.(b)	1,000	67,010
Ulta Salon Cosmetics & Fragrance, Inc.(b)	2,900	382,626
Williams-Sonoma, Inc.	7,500	586,875
		3,490,555
Semiconductors & Semiconductor Equipment - 2.8%
Cavium, Inc.(b)	7,600	446,956
NXP Semiconductors NV(a)(b)	6,200	491,908
Qorvo, Inc.(b)	3,000	221,610
Skyworks Solutions, Inc.	11,500	955,075
SunEdison, Inc.(b)	4,100	76,793
		2,192,342
Software & Services - 14.7%
Alliance Data Systems Corp.(b)	450	129,973
ANSYS, Inc.(b)	1,000	80,670
Aspen Technology, Inc.(b)	5,000	176,725
Broadridge Financial Solutions, Inc.	5,500	263,945
Cadence Design Systems, Inc.(b)	14,500	260,855
CoStar Group, Inc.(b)	1,450	267,540
Demandware, Inc.(b)	5,000	267,800
FactSet Research Systems, Inc.	2,500	358,975
FireEye, Inc.(b)	5,500	185,955
FleetCor Technologies, Inc.(b)	3,600	505,800
Fortinet, Inc.(b)	8,000	239,160
Gartner, Inc.(b)	5,200	437,944
Global Payments, Inc.	2,800	244,468
Guidewire Software, Inc.(b)	3,500	175,350
LinkedIn Corp.(b)	2,000	449,480
Manhattan Associates, Inc.(b)	26,000	1,160,640
Marketo, Inc.(b)	4,000	137,720
NetSuite, Inc.(b)	8,300	816,969
Pandora Media, Inc.(b)	500	8,300
PTC, Inc.(b)	7,500	250,575
Qlik Technologies, Inc.(b)	3,700	105,080
Rackspace Hosting, Inc.(b)	5,500	247,280
Red Hat, Inc.(b)	3,500	223,265
ServiceNow, Inc.(b)	16,500	1,202,850
SolarWinds, Inc.(b)	3,300	158,895
Solera Holdings, Inc.	700	36,120

Splunk, Inc.(b)	15,000	774,750
SS&C Technologies Holdings, Inc.	4,100	226,853
Synchronoss Technologies, Inc.(b)	3,500	148,645
The Ultimate Software Group, Inc.(b)	4,500	666,045
Trulia, Inc.(b)	5,000	213,400
Workday, Inc.(b)	11,000	874,060
Yelp, Inc.(b)	3,500	183,645
		11,479,732
Technology Hardware & Equipment - 2.6%
3D Systems Corp.(b)	500	14,540
Belden, Inc.	2,800	232,232
FEI Co.	1,700	139,774
FLIR Systems, Inc.	5,200	157,040
IPG Photonics Corp.(b)	1,900	141,816
Methode Electronics, Inc.	3,000	108,510
Palo Alto Networks, Inc.(b)	9,000	1,137,510
Stratasys Ltd.(a)(b)	1,000	79,490
Trimble Navigation Ltd.(b)	2,000	47,680
		2,058,592
Transportation - 3.9%
American Airlines Group, Inc.	30,500	1,496,940
Avis Budget Group, Inc.(b)	5,000	286,550
Kansas City Southern	2,000	220,180
Old Dominion Freight Line, Inc.(b)	5,000	350,600
Spirit Airlines, Inc.(b)	9,000	667,260
		3,021,530
Total Common Stocks (Cost $56,742,999)		76,527,350

Real Estate Investment Trusts (REITs) - 0.4%
Real Estate - 0.2%
Extra Space Storage, Inc.	2,000	132,000
Software & Services - 0.2%
Equinix, Inc.	716	155,271
Total Real Estate Investment Trusts (Cost $180,165)		287,271

Purchased Call Options - 0.8%	Contracts
Energy - 0.0%
Core Laboratories NV
Expiration: March 2015, Exercise Price: $160.00(b)	70	9,625
Technology Hardware & Equipment - 0.5%
Apple, Inc.
Expiration: April 2015, Exercise Price: $100.00(b)	200	358,000
Transportation - 0.3%
Delta Air Lines, Inc.
Expiration: March 2015, Exercise Price: $40.00(b)	325	256,750
Total Purchased Call Options (Cost $496,960)		624,375

Short-Term Investment - 0.5%	Shares
Money Market Fund - 0.5%
STIT-Treasury Portfolio, 0.010%(c)	404,143	404,143
Total Short-Term Investment (Cost $404,143)		404,143

Total Investments (Cost $57,824,267) - 100.0%		77,843,139
Other Assets in Excess of Liabilities - 0.0%		8,511
Total Net Assets - 100.0%		$77,851,650

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued security.  Foreign concentration (including ADR's) was as follows: Bermuda 0.7%; Canada 0.2%; Cayman Islands 0.0%; Denmark 0.7%; France 0.1%; Ireland 3.4%; Israel 0.5%; Jersey 0.7%; Netherlands 0.6%; United Kingdom 0.1%.

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2015
(Unaudited)

Common Stocks - 88.0%	Shares	Value
Australia - 2.2%
Incitec Pivot Ltd.	1,755,305	$4,895,775
Belgium - 3.6%
Groupe Bruxelles Lambert SA	55,600	4,609,386
NV Bekaert SA	119,700	3,612,633
		8,222,019
Canada - 1.4%
BlackBerry Ltd.(a)	106,200	1,077,930
Superior Plus Corp.	230,500	2,213,032
		3,290,962
Cayman Islands - 1.2%
Greatview Aseptic Packaging Co., Ltd.	5,810,300	2,648,610
Denmark - 1.9%
ISS A/S(a)	148,689	4,393,067
France - 14.3%
Bollore SA	952,300	4,098,568
Cie de Saint-Gobain	124,128	5,287,918
IPSOS	184,150	4,798,244
Metropole Television SA	155,589	2,844,707
Nexans SA(a)	141,659	4,461,637
Rexel SA	60,800	1,135,965
Sanofi	60,350	5,560,617
Sopra Steria Group	57,241	4,457,306
		32,644,962
Germany - 5.5%
Infineon Technologies AG	399,315	4,475,039
Pfeiffer Vacuum Technology AG	4,194	376,626
Siemens AG - ADR	39,975	4,180,985
Wacker Neuson SE	174,000	3,524,274
		12,556,924
Hong Kong - 5.0%
Clear Media Ltd.	3,623,800	3,599,353
Hopewell Holdings Ltd.	1,092,250	4,100,366
Television Broadcasts Ltd.	589,000	3,659,895
		11,359,614
Ireland - 4.7%
Actavis plc(a)	20,000	5,330,800
CRH PLC	221,963	5,354,981
		10,685,781
Italy - 0.9%
Sogefi SpA(a)	722,300	2,084,988
Japan - 25.6%
Amano Corp.	355,100	3,774,275
Disco Corp.	45,300	4,150,090
FUJIFILM Holdings Corp.	175,100	5,917,977
Hitachi Ltd.	1,016,400	7,675,951
Hoya Corp.	120,700	4,677,438
Kao Corp.	103,100	4,520,732
Kyoto Kimono Yuzen Co., Ltd.	68,250	581,353
MISUMI Group, Inc.	156,400	5,842,074
Mitsubishi UFJ Financial Group, Inc.	908,000	4,825,357
Miura Co., Ltd.	114,000	1,287,637
Shiseido Co., Ltd.	293,000	4,699,350
SMC Corp.	19,000	5,095,172
Toho Co., Ltd.	171,600	3,882,805
Toyo Suisan Kaisha Ltd.	41,400	1,456,494
		58,386,705

Jersey- 1.0%
Shire PLC	30,000	2,189,644
Luxembourg- 1.3%
SAF-Holland SA	196,700	2,904,752
Netherlands - 6.1%
Akzo Nobel NV	73,625	5,304,011
Koninklijke Ten Cate NV	203,850	4,516,448
Unilever NV - ADR	92,800	4,024,736
		13,845,195
Norway - 4.6%
Orkla ASA	636,600	4,691,643
Statoil ASA - ADR	189,650	3,186,120
Stolt-Nielsen Ltd.	161,916	2,556,512
		10,434,275
Singapore - 1.9%
Singapore Post Ltd.	2,711,800	4,287,025
Switzerland - 1.9%
Novartis AG - ADR	44,425	4,326,995
United Kingdom - 2.5%
DCC PLC	87,500	4,636,229
Diageo PLC - ADR	9,500	1,122,235
		5,758,464
United States - 2.4%
Aflac, Inc.	77,900	4,446,532
Freeport-McMoRan, Inc.	58,850	989,269
		5,435,801
Total Common Stocks (Cost $168,781,497)		200,351,558

Preferred Stock - 2.6%
Republic of Korea - 2.6%
Samsung Electronics Co., Ltd.	6,200	6,034,741
Total Preferred Stocks (Cost $5,564,913)		6,034,741

Short-Term Investments - 6.2%
Money Market Fund - 4.9%
STIT-Treasury Portfolio, 0.010%(b)	11,157,266	11,157,266

	Principal
Commercial Paper - 1.3%	Amount
U.S. Bank
0.020%, 02/02/2015	$2,906,000	2,906,000
Total Short-Term Investments (Cost $14,063,266)		14,063,266

Total Investments (Cost $188,409,676) - 96.8%		220,449,565
Other Assets in Excess of Liabilities - 3.2%		7,180,867
Total Net Assets - 100.0%		$227,630,432

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.
(b) Rate listed is the 7-day effective yield.

Schedule of Open Forward Currency Contracts
January 31, 2015
(Unaudited)

Counterparties of Contracts	Forward Settlement Date	Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Appreciation / (Depreciation)
U.S. Bank N.A.	2/27/2015	U.S. Dollars	Danish Krone	41,800,000	6,469,086	115,978
U.S. Bank N.A.	2/27/2015	U.S. Dollars	Euro	26,650,000	30,210,973	89,618
U.S. Bank N.A.	2/27/2015	U.S. Dollars	British Pound	4,550,000	6,899,211	47,184
U.S. Bank N.A.	2/27/2015	U.S. Dollars	Japanese Yen	2,668,000,000	22,656,923	(69,189)
						$183,591
The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 84.2%
Gold Related Securities - 76.6%
Australia - 1.2%
Newcrest Mining Ltd.(a)	1,500,000	$15,834,709
		15,834,709
Canada - 57.5%
Agnico Eagle Mines Ltd.	1,531,073	51,627,781
Agnico Eagle Mines Ltd.(b)	540,985	18,238,607
Alacer Gold Corp.	2,626,800	6,160,277
Alamos Gold, Inc.	2,710,000	14,363,000
Almaden Minerals Ltd.(a)	866,667	1,029,879
Anthem United, Inc.(a)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $905,961)	5,000,000	600,063
Argonaut Gold, Inc.(a)(c)	2,687,000	5,244,165
ATAC Resources Ltd.(a)(c)	11,516,891	6,616,298
B2Gold Corp.(a)	12,927,100	25,337,116
Barisan Gold Corp.(a)	877,100	58,671
Brazil Resources, Inc.(a)	202,392	100,344
Continental Gold Ltd.(a)	2,039,900	3,403,312
Corvus Gold, Inc.(a)(c)	2,079,901	1,740,877
Corvus Gold, Inc.(a)(b)(c)	9,130,000	7,831,668
Dalradian Resources, Inc.(a)	2,600,000	2,107,500
Detour Gold Corp.(a)(c)	5,846,600	59,814,118
East Asia Minerals Corp.(a)(c)	10,544,400	41,490
East Asia Minerals Corp.(a)(c)(d)(e)(f)(Originally acquired 12/05/2014, Cost $128,126)	9,764,933	37,655
Eldorado Gold Corp.	9,439,885	45,122,650
Eldorado Gold Corp.(b)	1,000,000	4,800,504
Falco Resources Ltd.(a)(d)(e)(f)(Originally acquired 10/20/2014, Cost 886,202)	2,222,300	1,011,202
Franco-Nevada Corp.	100,000	5,760,000
Franco-Nevada Corp.(b)	1,265,300	73,018,375
GoGold Resources, Inc.(a)(c)	20,730,300	25,776,245
Goldcorp, Inc.	780,850	18,763,825
Goldcorp, Inc.(b)	2,138,010	51,637,308
IAMGOLD Corp.(a)	4,883,396	13,038,667
International Tower Hill Mines Ltd.(a)(c)	5,738,836	2,882,617
International Tower Hill Mines Ltd.(a)(b)(c)	7,589,744	3,583,731
International Tower Hill Mines Ltd.(a)(b)(c)(d)(e)(f)(Originally acquired 12/10/2014, Cost $1,482,514)	3,700,000	1,712,127
Kinross Gold Corp.(a)	2,800,000	9,492,000
New Gold, Inc.(a)	6,341,640	27,649,550
NOVAGOLD Resources, Inc.(a)	4,181,300	15,596,249
OceanaGold Corp.(a)	250,000	550,877
Osisko Gold Royalties Ltd.(c)	2,649,540	35,634,405
Pan American Silver Corp.	2,398,098	27,961,823
Premier Gold Mines Ltd.(a)	700,000	1,129,299
Primero Mining Corp.(a)(c)	7,968,800	31,983,064
Rockhaven Resources Ltd.(a)(c)	6,400,000	1,133,234
Romarco Minerals, Inc.(a)	18,387,800	8,237,734
Rubicon Minerals Corp.(a)(c)	11,730,000	13,662,076
SEMAFO, Inc.(a)(c)	8,814,200	30,574,697
Silver Wheaton Corp.	1,884,875	43,295,579
Strategic Metals Ltd.(a)(c)	10,926,900	2,837,710
Sunward Resources Ltd.(a)	660,800	62,403
Torex Gold Resources, Inc.(a)(c)	34,685,500	39,579,740
Yamana Gold, Inc.	5,007,412	20,580,463
Yamana Gold, Inc.(b)	1,351,906	5,596,148
		767,017,123

Jersey - 4.6%
Randgold Resources Ltd. - ADR	727,900	62,060,754
Peru - 0.5%
Cia de Minas Buenaventura SAA - ADR	553,600	6,322,112
South Africa - 2.8%
Gold Fields Ltd. - ADR	6,141,950	36,237,505
Gold Fields Ltd.(b)	166,249	931,680
		37,169,185
United Kingdom - 1.6%
Fresnillo PLC(a)	1,640,000	22,206,892
United States - 8.4%
Electrum Ltd.(a)(d)(e)(f)(Originally acquired 12/21/2007, Cost $13,065,361)	2,127,287	1,489,101
Newmont Mining Corp.	835,300	21,007,795
Royal Gold, Inc.	1,243,965	90,137,704
		112,634,600
Total Gold Related Securities		1,023,245,375
Other Precious Metals Related Securities - 7.0%
Canada - 6.0%
Bear Creek Mining Corp.(a)(c)	7,413,200	9,334,320
Ivanhoe Mines Ltd. - Class A(a)	10,539,064	6,303,367
Ivanhoe Mines Ltd. - Class B(a)(d)(e)(f)(g)(Originally acquired 08/15/2001, Cost 3,180,584)	2,079,151	1,165,810
MAG Silver Corp.(a)(c)	2,960,700	22,086,822
Plata Latina Minerals Corp.(a)	2,000,000	133,784
Scorpio Mining Corp.(a)(c)	25,668,419	3,981,172
Scorpio Mining Corp.(a)(b)(c)	522,400	82,222
Silver Range Resources Ltd.(a)(c)	3,450,000	176,478
SilverCrest Mines, Inc.(a)	755,600	1,004,930
Tahoe Resources, Inc.	2,650,000	36,161,958
		80,430,863
United States - 1.0%
Stillwater Mining Co.(a)	510,900	6,984,003
Sunshine Mining & Refining(a)(d)(e)(f)(Originally acquired 03/15/2011, Cost $18,353,107)	1,633,545	5,717,407
		12,701,410
Total Other Precious Metals Related Securities		93,132,273
Other Securities - 0.6%
Canada - 0.1%
GoviEx Uranium, Inc.(a)(d)(e)(f)(Originally acquired 10/09/2007, Cost $3,428,821)	1,750,000	482,018
Oban Mining(a)	530,785	71,011
		553,029
United States - 0.5%
Gold Bullion International LLC(a)(c)(d)(e)(f)(Originally acquired 05/12/2010, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc.(a)(d)(e)(f)(Originally acquired 10/09/2007, Cost $175,524)	74,532	256,390
		7,149,390
Total Other Securities		7,702,419
Total Common Stocks (Cost $1,610,948,376)		1,124,080,067

Private Fund - 1.3%
Gold Related Securities - 1.3%
United States - 1.3%
Tocqueville Bullion Reserve LP(a)(c)(d)(e)(f)(Originally acquired 11/28/2011, Cost $25,000,000)	13,806	16,851,109
Total Private Fund (Cost $25,000,000)		16,851,109

Gold Bullion - 11.5%	Ounces
Gold Bullion(a)	119,680	153,641,004
Total Gold Bullion (Cost $70,975,249)		153,641,004

Warrants - 0.0%	Shares
Gold Related Securities - 0.0%
Canada - 0.0%
Almaden Minerals Ltd.
Expiration: 07/31/2015, Exercise Price: CAD $2.00(a)(d)(e)(f)(Originally acquired 07/31/2014, Cost $0)	433,333	30,487
Anthem United, Inc.
Expiration: 03/31/2019, Exercise Price: CAD $0.35(a)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $0)	1,250,000	63,056
ATAC Resources Ltd.
Expiration: 03/27/2015, Exercise Price: CAD $2.70(a)(c)(d)(e)(f)(Originally acquired 03/26/2014, Cost $0)	276,595	–
Dalradian Resources, Inc.
Expiration: 07/31/2017, Exercise Price: $1.50(a)	875,000	110,176
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $0.05(a)(c)(d)(e)(f)(Originally acquired 12/05/2014, Cost $0)	9,764,933	–
East Asia Minerals Corp.
Expiration: 12/15/2016, Exercise Price: CAD $0.78(a)(c)(d)(e)(f)(Originally acquired 12/05/2011, Cost $0)	6,500,000	12,277
Primero Mining Corp.
Expiration: 07/20/2015, Exercise Price: CAD $8.00(a)(c)	1,848,400	320,019
Rockhaven Resources Ltd.
Expiration: 04/04/2015, Exercise Price: CAD $0.30(a)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $0)	700,000	15,920
Rubicon Minerals Corp.
Expiration: 03/12/2015, Exercise Price: $2.00(a)(c)	3,064,000	84,394
Total Gold Related Securities		636,329

Other Precious Metals Related Securities - 0.0%
Canada - 0.0%
Plata Latina Minerals Corp.
Expiration: 02/12/2015, Exercise Price: CAD $0.65(a)(d)(e)(f)(Originally acquired 02/08/2013, Cost $0)	1,000,000	–
Total Other Precious Metals Related Securities		–
Total Warrants (Cost $0)		636,329

Short-Term Investments - 3.2%
Money Market Fund - 2.1%
STIT - Treasury Portfolio, 0.010%(h)	27,232,585	27,232,585

	Principal
U.S. Treasury Bill - 1.1%	Amount
0.037%, 04/02/2015(i)	$15,000,000	14,999,910
Total Short-Term Investments (Cost $42,231,657)		42,232,495

Total Investments (Cost $1,749,155,282) - 100.2%		1,337,441,004
Liabilities in Excess of Other Assets - (0.2)%		(2,749,040)
Total Net Assets - 100.0%		$1,334,691,964

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(c)	Affiliated company. See Footnote 3.
(d)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of January 31, 2015 was $36,337,622, which represented 2.7% of net assets.
(e)
Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of January 31, 2015 was $36,337,622, which represented 2.7% of net assets.

(f)	Security is considered illiquid and may be difficult to sell.
(g)	Convertible into Ivanplats Ltd. - Class A shares.
(h)	Rate listed is the 7-day effective yield.
(i)	Rate listed is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Delafield Fund
Schedule of Investments as of January 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 85.6%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	350,000	$34,216,000
Chemicals - 17.3%
Albemarle Corp.	136,023	6,564,446
Ashland, Inc.	25,000	2,963,000
Cabot Corp.	300,000	12,723,000
Chemtura Corp.(a)	800,000	17,432,000
Eastman Chemical Co.	700,000	49,623,000
HB Fuller Co.	450,000	18,517,500
Minerals Technologies, Inc.	525,000	34,298,250
OM Group, Inc.	375,000	10,500,000
PolyOne Corp.	1,200,000	42,708,000
		195,329,196
Commercial Services & Supplies - 1.5%
ACCO Brands Corp.(a)	1,000,000	7,920,000
Brady Corp.	350,000	9,159,500
		17,079,500
Computers & Peripherals - 1.9%
Diebold, Inc.	300,000	9,360,000
Hewlett-Packard Co.	350,000	12,645,500
		22,005,500
Construction & Engineering - 1.0%
Aegion Corp.(a)	725,000	11,107,000
Containers & Packaging - 5.7%
Avery Dennison Corp.	775,000	40,509,250
Owens-Illinois, Inc.(a)	900,000	21,015,000
Sealed Air Corp.	75,000	3,037,500
		64,561,750
Electronic Equipment, Instruments & Components - 11.1%
Checkpoint Systems, Inc.(a)	575,000	7,452,000
Flextronics International Ltd.(a)(b)	3,875,000	43,090,000
Ingram Micro, Inc.(a)	1,150,000	28,957,000
Jabil Circuit, Inc.	750,000	15,457,500
Kemet Corp.(a)(c)	2,700,000	10,260,000
Plexus Corp.(a)	525,000	19,892,250
		125,108,750
Energy Equipment & Services - 3.9%
Frank's International NV(b)	825,000	13,505,250
McDermott International, Inc.(a)(b)	2,500,000	5,625,000
Oil States International, Inc.(a)	270,000	11,088,900
Weatherford International PLC(a)(b)	1,325,000	13,687,250
		43,906,400

Industrial Conglomerates - 1.8%
Carlisle Cos., Inc.	225,000	20,178,000
Insurance - 1.1%
XL Group PLC(b)	375,000	12,933,750
Machinery - 14.8%
Crane Co.	400,000	24,380,000
Dover Corp.	600,000	42,024,000
Harsco Corp.	1,305,000	19,261,800
Joy Global, Inc.	125,000	5,242,500
Kennametal, Inc.	800,000	25,136,000
Stanley Black & Decker, Inc.	325,000	30,436,250
The Timken Co.	200,000	7,602,000
Xerium Technologies, Inc.(a)(c)	825,000	12,696,750
		166,779,300
Marine - 0.1%
Baltic Trading Ltd.(b)	400,000	648,000
Metals & Mining - 6.7%
Allegheny Technologies, Inc.	810,000	23,109,300
AM Castle & Co.(a)(c)	1,200,000	7,260,000
Carpenter Technology Corp.	520,000	19,728,800
Horsehead Holding Corp.(a)	600,000	8,064,000
Ryerson Holding Corp.(a)(c)	1,315,000	8,350,250
Universal Stainless & Alloy Products, Inc.(a)(c)	400,000	8,916,000
		75,428,350
Oil, Gas & Consumable Fuels - 3.7%
Boardwalk Pipeline Partners LP	1,100,000	16,786,000
CONSOL Energy, Inc.	750,000	21,712,500
Southwestern Energy Co.(a)	125,000	3,098,750
		41,597,250
Professional Services - 2.0%
TrueBlue, Inc.(a)	1,050,000	23,163,000
Semiconductors & Semiconductor Equipment - 4.5%
Fairchild Semiconductor International, Inc.(a)	2,225,000	34,153,750
Teradyne, Inc.	925,000	16,742,500
		50,896,250
Specialty Retail - 2.5%
Ascena Retail Group, Inc.(a)	1,175,000	13,583,000
Pier 1 Imports, Inc.	850,000	14,288,500
		27,871,500
Trading Companies & Distributors - 3.0%
Rush Enterprises, Inc.(a)	275,000	7,700,000
WESCO International, Inc.(a)	400,000	26,704,000
		34,404,000
Total Common Stocks (Cost $732,504,885)		967,213,496
	Principal

Corporate Bonds - 1.9%	Amount
Banks - 0.4%
Wells Fargo Bank N.A.
0.467%, 05/16/2016(d)	$4,000,000	3,989,304
Capital Markets - 0.4%
The Goldman Sachs Group, Inc.
0.697%, 03/22/2016(d)	5,000,000	4,994,845
Consumer Finance - 0.5%
American Express Credit Corp.
0.763%, 07/29/2016 (d)	5,000,000	5,020,420
Pharmaceuticals - 0.6%
Merck & Co., Inc.
0.446%, 05/18/2016(d)	7,200,000	7,213,155
Total Corporate Bonds (Cost $21,238,362)		21,217,724

Short-Term Investments - 11.6%
Money Market Fund - 5.0%	Shares
STIT-Treasury Portfolio, 0.010%(e)	56,651,964	56,651,964

	Principal
Commerical Paper - 2.2%	Amount
U.S. Bank
0.020%, 02/02/2015	$24,266,000	24,266,000

U.S. Treasury Bill - 4.4%
0.022%, 02/19/2015(f)	50,000,000	49,999,800
Total Short-Term Investments (Cost $130,917,474)		130,917,764

Total Investments (Cost $884,660,721) - 99.1%		1,119,348,984
Other Assets in Excess of Liabilities - 0.9%		10,591,379
Total Net Assets - 100.0%		$1,129,940,363

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Ireland 2.4%; Marshall Islands 0.1%; Netherlands 1.2%; Panama 0.5%; Singapore 3.8%.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of 01/31/2015.
(e)	Rate listed is the 7-day effective yield.
(f)	Rate listed is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of January 31, 2015
(Unaudited)

Common Stocks - 90.8%	Shares	Value
Chemicals - 4.2%
Minerals Technologies, Inc.	62,500	$4,083,125
Commercial Services & Supplies - 3.9%
ACCO Brands Corp.(a)	478,600	3,790,512
Containers & Packaging - 6.5%
Avery Dennison Corp.	77,500	4,050,925
Owens-Illinois, Inc.(a)	97,000	2,264,950
		6,315,875
Electronic Equipment, Instruments & Components - 8.8%
Flextronics International Ltd.(a)(b)	389,200	4,327,904
Jabil Circuit, Inc.	203,900	4,202,379
		8,530,283
Energy Equipment & Services - 2.2%
Oil States International, Inc.(a)	53,200	2,184,924
Industrial Conglomerates - 3.1%
Carlisle Cos., Inc.	33,500	3,004,280
Internet Software & Services - 7.1%
j2 Global, Inc.	61,400	3,526,816
Web.com Group, Inc.(a)	226,000	3,414,860
		6,941,676
IT Services - 3.2%
EPAM Systems, Inc.(a)	62,600	3,063,018
Leisure Products - 2.7%
Summer Infant, Inc.(a)(c)	867,933	2,673,234
Machinery - 18.1%
Dover Corp.	53,400	3,740,136
Harsco Corp.	160,000	2,361,600
Kennametal, Inc.	118,000	3,707,560
Stanley Black & Decker, Inc.	39,900	3,736,635
Xerium Technologies, Inc.(a)(c)	265,000	4,078,350
		17,624,281
Metals & Mining - 3.0%
Carpenter Technology Corp.	76,000	2,883,440
Oil, Gas & Consumable Fuels - 2.7%
CONSOL Energy, Inc.	90,700	2,625,765
Professional Services - 5.7%
RPX Corp.(a)	178,000	2,198,300
Stantec, Inc.(b)	135,200	3,320,512
		5,518,812
Semiconductors & Semiconductor Equipment - 4.2%
Fairchild Semiconductor International, Inc.(a)	269,000	4,129,150
Specialty Retail - 7.2%
Ascena Retail Group, Inc.(a)	291,500	3,369,740
Pier 1 Imports, Inc.	218,000	3,664,580
		7,034,320

Trading Companies & Distributors - 8.2%
MRC Global, Inc.(a)	246,800	2,667,908
Signature Group Holdings, Inc.(a)	210,200	1,576,500
WESCO International, Inc.(a)	55,500	3,705,180
		7,949,588
Total Common Stocks (Cost $81,266,173)		88,352,283

Right - 0.0%
Trading Companies & Distributors - 0.0%
Signature Group Holdings, Inc.
Expiration: 02/18/15, Exercise Price: $6.50(a)	210,200	–
Total Right (Cost $0)		–

Short-Term Investments - 9.3%
Money Market Fund - 5.0%
STIT-Treasury Portfolio, 0.010%(d)	4,879,115	4,879,115

	Principal
Commercial Paper - 4.3%	Amount
U.S. Bank
0.02%, 02/02/2015	$4,128,000	4,128,000
Total Short-Term Investments (Cost $9,007,115)		9,007,115

Total Investments (Cost $90,273,288) - 100.1%		97,359,398
Liabilities in Excess of Other Assets - (0.1)%		(115,388)
Total Net Assets - 100.0%		$97,244,010

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Canada 3.4%; Singapore 4.5%.
(c)	Affiliated company. See Footnote 3.
(d)	Rate listed is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Alternative Strategies Fund
Schedule of Investments as of January 31, 2015
(Unaudited)

	Shares	Value
Common Stocks - 35.2%
Airlines - 0.9%
American Airlines Group, Inc.	3,000	$147,240
Delta Air Lines, Inc.	5,000	236,550
		383,790
Biotechnology - 6.3%
Alkermes PLC(a)(b)	5,000	361,250
Isis Pharmaceuticals, Inc.(a)	8,000	548,080
Momenta Pharmaceuticals, Inc.(a)	35,000	376,950
PTC Therapeutics, Inc.(a)	16,500	906,015
Sangamo BioSciences, Inc.(a)	30,000	383,700
		2,575,995
Health Care Providers & Services - 1.7%
Hanger, Inc.(a)	32,500	701,350
Hotels, Restaurants & Leisure - 1.5%
Bob Evans Farms, Inc.	11,000	620,070
Internet & Catalog Retail - 3.6%
Amazon.com, Inc.(a)	4,200	1,489,026
Internet Software & Services - 2.0%
eBay, Inc.(a)	7,500	397,500
Inuvo, Inc.(a)(c)	350,000	448,000
		845,500
Machinery - 1.6%
Allison Transmission Holdings, Inc.	21,500	673,380
Metals & Mining - 2.3%
Alamos Gold, Inc.(b)	85,000	450,500
Endeavour Mining Corp.(a)	200,000	94,436
Freeport-McMoRan, Inc.	25,000	420,250
		965,186
Oil, Gas & Consumable Fuels - 1.8%
Gulf Coast Ultra Deep Royalty Trust(a)	50,000	53,500
Hallador Energy Co.	60,000	680,400
		733,900
Pharmaceuticals - 6.0%
Actavis plc(a)(b)	2,500	666,350
Allergan, Inc.	5,200	1,140,152
Omeros Corp.(a)	30,000	667,200
		2,473,702

Semiconductors & Semiconductor Equipment - 0.8%
Magnachip Semiconductor Corp.(a)	24,000	345,120
Software - 1.3%
Splunk, Inc.(a)	10,000	516,500
Specialty Retail - 1.4%
Dick's Sporting Goods, Inc.	11,000	568,150
Technology Hardware, Storage & Peripherals - 2.7%
BlackBerry Ltd.(a)(b)	108,000	1,096,200
Tobacco - 1.3%
Lorillard, Inc.	8,000	524,880
Total Common Stocks (Cost $12,681,060)		14,512,749
	Principal
Convertible Bonds - 39.1%	Amount
Air Freight & Logistics - 1.3%
UTi Worldwide, Inc.
4.500%, 03/01/2019*(b)	$500,000	543,125
Automobiles - 3.2%
Tesla Motors, Inc.
1.250%, 03/01/2021*	1,500,000	1,294,688
Health Care Equipment & Supplies - 1.5%
The Spectranetics Corp.
2.625%, 06/01/2034*(d)	500,000	623,125
Internet Software & Services - 2.0%
Qihoo 360 Technology Co., Ltd.
1.750%, 08/15/2021*(b)	1,000,000	838,125
Life Sciences Tools & Services - 1.6%
Fluidigm Corp.
2.750%, 02/01/2034(d)	600,000	635,250
Machinery - 4.2%
Chart Industries, Inc.
2.000%, 08/01/2018	1,250,000	1,171,094
Navistar International Corp.
4.500%, 10/15/2018	625,000	564,844
		1,735,938
Metals & Mining - 10.2%
B2Gold Corp.
3.250%, 10/01/2018(b)	1,500,000	1,392,188
NOVAGOLD RESOURCES, INC.
5.500%, 05/01/2015*(b)	1,000,000	1,012,500
RTI International Metals, Inc.
1.625%, 10/15/2019*	1,000,000	928,125
Stillwater Mining Co.
1.750%, 10/15/2032*(d)	750,000	877,500
		4,210,313

Oil, Gas & Consumable Fuels - 1.3%
Alpha Natural Resources, Inc.
2.375%, 04/15/2015*	250,000	238,125
Energy XXI Ltd.
3.000%, 12/15/2018(b)	1,000,000	310,000
		548,125
Real Estate Investment Trust (REIT) - 2.5%
Starwood Property Trust, Inc.
3.750%, 10/15/2017*	1,000,000	1,038,125
Semiconductors & Semiconductor Equipment - 4.5%
SunEdison, Inc.
0.250%, 01/15/2020*	1,500,000	1,406,249
SunPower Corp.
0.875%, 06/01/2021	500,000	439,375
		1,845,624
Software - 5.5%
Nuance Communications, Inc.
2.750%, 11/01/2031*(d)	1,250,000	1,239,843
Rovi Corp.
2.625%, 02/15/2040*(d)	1,000,000	1,003,750
		2,243,593
Technology Hardware, Storage & Peripherals - 1.3%
SanDisk Corp.
0.500%, 10/15/2020	500,000	535,313
Total Convertible Bonds (Cost $16,451,208)		16,091,344

Corporate Bonds - 15.6%
Auto Components - 1.9%
The Goodyear Tire & Rubber Co.
8.250%, 08/15/2020(d)	750,000	802,500
Banks - 4.5%
JPMorgan Chase & Co.
5.150%, 12/29/2049*(d)(e)	1,400,000	1,354,500
Wachovia Capital Trust III
5.570%, 03/15/2042*(d)(e)	500,000	492,965
		1,847,465
Capital Markets - 2.2%
Goldman Sachs Capital II
4.000%, 06/01/2043*(d)(e)	1,150,000	902,750
Food & Staples Retailing - 1.3%
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016*	500,000	516,386
Insurance - 0.6%
Prudential Financial, Inc.
5.625%, 06/15/2043*(d)(e)	250,000	261,250
Metals & Mining - 3.5%
IAMGOLD Corp.
6.750%, 10/01/2020(b)(d)	1,500,000	1,207,500
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019(d)	250,000	246,250
		1,453,750

Oil, Gas & Consumable Fuels - 1.6%
W&T Offshore, Inc.
8.500%, 06/15/2019*(d)	1,000,000	645,000
Total Corporate Bonds (Cost $6,498,346)		6,429,101

Exchange-Traded Fund (ETF)- 1.7%	Shares
Capital Markets - 1.7%
SPDR Gold Shares*(a)	5,700	703,665
Total Exchange-Traded Fund (Cost $829,093)		703,665

Closed-End Funds - 2.2%
Capital Markets - 2.2%
BlackRock Debt Strategies Fund, Inc.	110,496	405,520
Credit Suisse Asset Management Income Fund, Inc.	60,000	192,600
Western Asset Income Fund	23,000	313,950
		912,070
Total Closed-End Funds (Cost $951,995)		912,070

Preferred Stocks - 7.5%
Banks - 5.6%
Bank of America Corp.
6.625%, 12/31/2049(d)	11,500	298,540
Citigroup Capital XIII
7.875%, 12/31/2049(d)(e)	20,000	529,000
Citigroup, Inc.
6.875%, 12/31/2049*(d)(e)	15,000	403,200
HSBC USA, Inc.
3.500%, 12/31/2049*(d)(e)	30,000	670,800
U.S. Bancorp
3.500%, 12/31/2049*(d)(e)	500	419,000
		2,320,540
Consumer Finance - 1.9%
SLM Corp.
1.941%, 12/31/2049*(d)(e)	12,000	768,000
Total Preferred Stocks (Cost $3,042,153)		3,088,540

Purchased Call Option - 0.0%	Contracts
Oil, Gas & Consumable Fuels - 0.0%
Halcon Resources Corp.
Expiration: January 2016, Exercise Price: $5.00	400	4,000
Total Purchased Call Option (Cost $46,400)		4,000

Warrants - 0.0%	Shares
Internet Software & Services - 0.0%
Inuvo, Inc.
Expiration: 06/21/16, Exercise Price: $2.20(a)(c)(f)(g)(h)	31,750	7,566
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources Corp.
Expiration: 04/15/16, Exercise Price: $8.50(a)(f)(g)(h)	4,000	1,039
Total Warrants (Cost $0)		8,605

Short-Term Investments - 3.1%
Money Market Fund - 3.0%
STIT-Treasury Portfolio, 0.010%(i)	1,243,382	1,243,382
	Principal
Commercial Paper - 0.1%	Amount
U.S. Bank
0.020%, 02/02/2015	$38,000	38,000
Total Short-Term Investments (Cost $1,281,382)		1,281,382

Total Investments (Cost $41,781,637) - 104.4%		43,031,456
Liabilities in Excess of Other Assets - (4.4)%		(1,832,960)
Total Net Assets - 100.0%		$41,198,496

Securities Sold Short	Shares
Common Stocks - (8.1)%
Air Freight & Logistics - (0.7)%
UTi Worldwide, Inc.(a)(b)	(24,000)	(284,880)
Automobiles - (0.9)%
Tesla Motors, Inc.(a)	(1,730)	(352,228)
Health Care Equipment & Supplies - (0.9)%
The Spectranetics Corp.(a)	(11,000)	(359,810)
Internet Software & Services - (0.7)%
Qihoo 360 Technology Co., Ltd. - ADR(a)(b)	(5,000)	(292,600)
Life Sciences Tools & Services - (0.5)%
Fluidigm Corp.(a)	(5,580)	(214,997)
Machinery - (0.2)%
Chart Industries, Inc.(a)	(3,600)	(102,600)
Metals & Mining - (2.0)%
RTI International Metals, Inc.(a)	(10,700)	(238,610)
Stillwater Mining Co.(a)	(42,500)	(580,975)
		(819,585)
Oil, Gas & Consumable Fuels - (0.6)%
Energy XXI Ltd.(b)	(90,000)	(264,600)
Semiconductors & Semiconductor Equipment - (1.6)%
SunEdison, Inc.(a)	(35,000)	(655,550)
Total Common Stocks (Proceeds $3,581,590)		(3,346,850)

Exchange-Traded Funds (ETF) - (14.3)%
Capital Markets - (14.3)%
iShares Nasdaq Biotechnology ETF	(3,000)	(964,950)
iShares Russell 2000 ETF	(8,000)	(925,600)
iShares U.S. Energy ETF	(6,000)	(256,320)
iShares U.S. Healthcare ETF	(7,500)	(1,100,325)
Market Vectors Semiconductor ETF	(7,000)	(368,830)
Powershares QQQ Trust Series 1	(5,600)	(566,160)
SPDR S&P 500 ETF Trust	(8,500)	(1,695,495)
		(5,877,680)
Total Exchange-Traded Funds (Proceeds $5,657,893)		(5,877,680)

	Principal
U.S. Treasury Notes - (15.1)%	Amount
1.750%, 09/30/2019	$(1,000,000)	(1,026,836)
2.125%, 09/30/2021	(1,000,000)	(1,041,875)
1.750%, 05/15/2022	(2,500,000)	(2,542,188)
2.375%, 08/15/2024	(1,500,000)	(1,593,399)
		(6,204,298)
Total U.S. Treasury Notes (Proceeds $6,012,989)		(6,204,298)
Total Investments (Proceeds $15,252,472) - (37.5)%		$(15,428,828)

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	All or a portion of this security is segregated as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration (including ADR's) was as follows: Bermuda 0.8%; Canada 12.5%; Cayman Islands 2.0%; Ireland 2.5%; Virgin Islands 1.3%.
(c)	Affiliated company. See Footnote 3.
(d)	Callable security.
(e)	Variable rate security. The rate shown is as of 1/31/2015.
(f)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities as of January 31, 2015 was $8,605, which represented 0.0% of net assets
(g)	Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of January 31, 2015 was $8,605, which represented 0.0% of net assets.
(h)	Security is considered illiquid and may be difficult to sell.
(i)	Rate listed is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

  The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments (including securities sold short), including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by an independent pricing service. These securities will generally be classified as Level 2 securities. Gold bullion is valued at the mean of the closing bid and ask prices form the New York Mercantile Exchange and is classified as a Level 2.

  Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

  Debt securities, such as corporate bonds, convertible bonds, bank loan obligations and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument and are classified as Level 2. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2. Options can diverge from the prices of their underlying instruments. These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1. If there is no composite last price on a given day the mean between the latest bid and ask price will be used. These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions.  This private fund investment can only be disposed of with notice given 24 hours in advance of redemption.  This investment is currently valued at $16,851,109 which represents 1.3% of the Gold Fund's net assets and is classified as Level 3.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of January 31, 2015, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Assets
Common Stocks*	$371,429,002	$-	$-	$371,429,002

Real Estate Investment Trust (REIT) *	8,962,500	-	-	8,962,500

Money Market Fund	6,045,245	-	-	6,045,245
Total Assets	$386,436,747	$-	$-	$386,436,747

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$76,527,350	$-	$-	$76,527,350

Real Estate Investment Trusts (REITs) *	287,271	-	-	287,271

Purchased Call Options*	-	624,375	-	624,375

Money Market Fund	404,143	-	-	404,143
Total Assets	$77,218,764	$624,375	$-	$77,843,139

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$-	$4,895,775	$-	$4,895,775
Belgium	-	8,222,019	-	8,222,019
Canada	3,290,962	-	-	3,290,962
Cayman Islands	-	2,648,610	-	2,648,610
Denmark	-	4,393,067	-	4,393,067
France	-	32,644,962	-	32,644,962
Germany	4,180,985	8,375,939	-	12,556,924
Hong Kong	-	11,359,614	-	11,359,614
Ireland	5,330,800	5,354,981	-	10,685,781
Italy	-	2,084,988	-	2,084,988
Japan	-	58,386,705	-	58,386,705
Jersey	-	2,189,644	-	2,189,644
Luxembourg	-	2,904,752	-	2,904,752
Netherlands	4,024,736	9,820,459	-	13,845,195
Norway	3,186,120	7,248,155	-	10,434,275
Singapore	-	4,287,025	-	4,287,025
Switzerland	4,326,995	-	-	4,326,995
United Kingdom	1,122,235	4,636,229	-	5,758,464
United States	5,435,801	-	-	5,435,801
Total Common Stocks	30,898,634	169,452,924	-	200,351,558

Preferred Stock*	-	6,034,741	-	6,034,741

Money Market Fund	11,157,266	-	-	11,157,266

Commercial Paper	-	2,906,000	-	2,906,000

Forward Currency Contracts	-	183,591	-	183,591
Total Assets	$42,055,900	$178,577,256	$-	$220,633,156

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$1,018,336,556	$3,419,718	$1,489,101	$1,023,245,375
Other Precious Metals Related	86,249,056	1,165,810	5,717,407	93,132,273
Other	71,011	482,018	7,149,390	7,702,419
Total Common Stocks	1,104,656,623	5,067,546	14,355,898	1,124,080,067

Private Fund*	-	-	16,851,109	16,851,109

Gold Bullion	-	153,641,004	-	153,641,004

Warrants*	-	636,329	-	636,329

Money Market Fund	27,232,585	-	-	27,232,585

U.S. Treasury Bill	-	14,999,910	-	14,999,910

Total Assets	$1,131,889,208	$174,344,789	$31,207,007	$1,337,441,004

The Delafield Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$967,213,496	$-	$-	$967,213,496

Corporate Bonds*	-	21,217,724	-	21,217,724

Money Market Fund	56,651,964	-	-	56,651,964

Commercial Paper	-	24,266,000	-	24,266,000

U.S. Treasury Bills	-	49,999,800	-	49,999,800

Total Assets	$1,023,865,460	$95,483,524	$-	$1,119,348,984

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$88,352,283	$-	$-	$88,352,283

Right	-	-	-	-

Money Market Fund	4,879,115	-	-	4,879,115

Commercial Paper	-	4,128,000	-	4,128,000

Total Assets	$93,231,398	$4,128,000	$-	$97,359,398

The Tocqueville Alternative Strategies Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$14,512,749	$-	$-	$14,512,749

Convertible Bonds*	-	16,091,344	-	16,091,344

Corporate Bonds*	-	6,429,101	-	6,429,101

Exchange-Traded Fund*	703,665	-	-	703,665

Closed-End Funds*	912,070	-	-	912,070

Preferred Stocks*	3,088,540	-	-	3,088,540

Purchased Call Options*	-	4,000	-	4,000

Warrants*	-	8,605	-	8,605

Money Market Fund	1,243,382	-	-	1,243,382

Commercial Paper	-	38,000	-	38,000

Total Assets	$20,460,406	$22,571,050	$-	$43,031,456

Liabilities
Securities Sold Short
Common Stocks*	$3,346,850	$-	$-	$3,346,850

Exchange-Traded Funds*	5,877,680	-	-	5,877,680

U.S. Treasury Notes	-	6,204,298	-	6,204,298

Total Liabilities	$9,224,530	$6,204,298	$-	$15,428,828

*	For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts,which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Transfers Into Level 1	$-	$-	$-	$1,029,879	$-	$-	$419,000
Transfers Out of Level 1	-	-	(159,886,898)	(600,063)	-	-	-
Net Transfers Into/(Out of ) Level 1	-	-	(159,886,898)	429,816	-	-	419,000
Transfers Into Level 2	-	-	159,886,898	600,063	-	-	-
Transfers Out of Level 2	-	-	-	(1,029,879)	-	-	(419,000)
Net Transfers Into/(Out of ) Level 2	$-	$-	$159,886,898	$(429,816)	$-	$-	$(419,000)

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Beginning Balance - November 1, 2014	$-	$-	$-	$31,803,883	$-	$-	$-
Purchases	-	-	-	-	-	-	-
Sales	-	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-	-
Change in unrealized depreciation	-	-	-	(232,953)	-	-	-
Transfers in/(out) of Level 3	-	-	-	(363,923)	-	-	-
Ending Balance - January 31, 2015	$-	$-	$-	$31,207,007	$-	$-	$-

The movement from Level 1 to Level 2 in the International Value Fund was due to non-North American traded securities being fair valued on January 31, 2015. The movement from Level 2 to Level 1 in the Gold Fund was due to the use of market quotations or closing prices provided by the pricing service because the market was considered active. The movement from Level 1 to Level 2 in the Gold Fund was from the securities being priced using the mean of the bid and ask price due to the lack of trading volume on January 31, 2015. The movement from Level 3 to Level 2 in the Gold Fund was due to the release of restrictions on a security. Transfers between levels are recognized at theend of the reporting period.

The Tocqueville Gold Fund
Significant Unobservable Inputs for Level 3 Portfolio Company Securities

Type of Security	Industry	Fair Value at 1/31/2015	Valuation Techniques	Unobservable Inputs	Range
Common Stock
	Gold Related	$1,489,101	Latest company valuation	Financing prices	N/A

	Other Precious Metals Related	5,717,407	Latest company financing price	Financing prices	N/A

	Other	256,390	Latest company financing price	Financing prices	N/A
		6,893,000	Latest company financing price	Financing prices	N/A
Private Fund	Gold Related	16,851,109	NAV from custodian discounted by adviser	Illiquidity discount	2%

The significant unobservable inputs used in the fair value measurement of the Gold Fund's common stocks are the most recent financing prices of the portfolio company, which approximate the companies' value in the market place. The significant unobservable inputs for the private fund is the discount for illiquidity applied to the Net Asset Value per share determined by the private fund's custodian.

Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value. An increase in the discount applied to the value of resources, future expected cash flows, or to account for illiquidity would decrease the value of the portfolio security.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the Opportunity Fund and the Alternative Strategies Fund, the Adviser used options to gain exposure to the underlying equity security. In the International Value Fund, the Adviser used forward currency contracts to adjust exposure to foreign exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of January 31, 2015.

The Tocqueville Opportunity Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Call Options	Investments, at Value	$624,375		$-
Total		$624,375		$-

The Tocqueville International Value Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Forward Currency Contracts	Appreciation on forward currency contracts	$183,591		$-
Total		$183,591		$-

The Tocqueville Alternative Strategies Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Call Options	Investments, at Value	$4,000		$-
Total		$4,000		$-

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options and forward currency contracts do not create leverage in the Funds.

The average monthly value of options in the Opportunity Fund during the period ended January 31, 2015 was $555,500.

Transactions in options in the Opportunity Fund during the period ended January 31, 2015 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$5,203,750	685
Options purchased	1,750,000	310
Options terminated in closing transactions	(1,358,750)	(230)
Options exercised	(175,000)	(50)
Options expired	(1,000,000)	(120)
Outstanding, end of period:	$4,420,000	595

The average monthly value of options in the Alternative Strategies Fund during the period ended January 31, 2015 was $116,233.

Transactions in options in the Alternative Strategies Fund during the period ended January 31, 2015 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$1,780,000	780
Options purchased	-	-
Options terminated in closing transactions	(1,220,000)	(300)
Options exercised	-	-
Options expired	(360,000)	(80)
Outstanding, end of period:	$200,000	400

The average monthly notional amount of forward currency contracts during the period ended January 31, 2015 was as follows:

	International Value Fund
Long Positions	$-
Forward currency contracts
Short Positions	$56,779,090
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at January 31, 2015 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, The Tocqueville Select Fund, and The Tocqueville Alternative Strategies Fund (collectively the "Funds"), were as follows*:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Cost of Investments	$251,890,927	$57,824,267	$188,409,676	$1,749,155,282	$884,660,721	$90,273,288	$41,781,637
Gross unrealized appreciation	$138,414,366	$21,681,904	$41,479,881	$257,617,410	$309,774,405	$16,680,801	$3,518,534
Gross unrealized depreciation	(3,868,546)	(1,663,032)	(9,439,992)	(669,331,688)	(75,086,142)	(9,594,691)	(2,268,715)
Net unrealized appreciation (depreciation)	$134,545,820	$20,018,872	$32,039,889	$(411,714,278)	$234,688,263	$7,086,110	$1,249,819

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2014 through January 31, 2015.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2014		Additions		Reductions		Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	at January 31, 2015	Income	Loss	January 31, 2015	January 31, 2015

The Tocqueville Gold Fund

Anthem United, Inc.	5,000,000	$905,961	-	$-	-	$-	5,000,000	$-	$-	$600,063	$905,961
Anthem United, Inc. Warrants	1,250,000	-	-	-	-	-	1,250,000	-	-	63,056	-
Argonaut Gold, Inc.	2,687,000	12,286,127	-	-	-	-	2,687,000	-	-	5,244,165	12,286,127
ATAC Resources Ltd.	11,516,891	39,793,482	-	-	-	-	11,516,891	-	-	6,616,298	39,793,482
ATAC Resources Ltd. Warrants	276,595	-	-	-	-	-	276,595	-	-	-	-
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	9,334,320	28,761,181
Corvus Gold, Inc.	2,079,901	1,617,492	-	-	-	-	2,079,901	-	-	1,740,877	1,617,492
Corvus Gold, Inc.	9,130,000	8,120,992	-	-	-	-	9,130,000	-	-	7,831,668	8,120,992
Detour Gold Corp.	5,296,600	95,459,261	550,000	4,331,116	-	-	5,846,600	-	-	59,814,118	99,790,377
East Asia Minerals Corp.	10,544,400	21,793,116	-	-	-	-	10,544,400	-	-	41,490	21,793,116
East Asia Minerals Corp.	-	-	9,764,933	128,126	-	-	9,764,933	-	-	37,655	128,126
East Asia Minerals Corp. Warrants	6,500,000	-	-	-	-	-	6,500,000	-	-	12,277	-
East Asia Minerals Corp. Warrants	-	-	9,764,933	-	-	-	9,764,933	-	-	-	-
GoGold Resources, Inc.	12,555,000	15,654,082	8,175,300	10,123,442	-	-	20,730,300	-	-	25,776,245	25,777,524
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	2,882,617	20,953,121
International Tower Hill Mines Ltd.	7,589,744	38,630,898	-	-	-	-	7,589,744	-	-	3,583,731	38,630,898
International Tower Hill Mines Ltd.	-	-	3,700,000	1,482,514	-	-	3,700,000	-	-	1,712,127	1,482,514
MAG Silver Corp.	2,960,700	31,563,819	-	-	-	-	2,960,700	-	-	22,086,822	31,563,819
Osisko Gold Royalties Ltd.	2,549,540	36,115,325	100,000	1,361,997			2,649,540	68,467	-	35,634,405	37,477,322
Primero Mining Corp.	8,468,800	50,943,246			(500,000)	(2,066,721)	7,968,800	-	(153,295)	31,983,064	48,876,525
Primero Mining Corp. Warrants	1,848,400	-	-	-	-	-	1,848,400	-	-	320,019	-
Rockhaven Resources Ltd.	6,400,000	6,455,589	-	-	-	-	6,400,000	-	-	1,133,234	6,455,589
Rockhaven Resources Ltd. Warrants	700,000	-	-	-	-	-	700,000	-	-	15,920	-
Rubicon Minerals Corp.	11,230,000	15,650,482	500,000	651,729	-	-	11,730,000	-	-	13,662,076	16,302,211
Rubicon Minerals Corp. Warrants	3,064,000	-	-	-	-	-	3,064,000	-	-	84,394	-
Scorpio Mining Corp.	25,668,419	23,975,473	-	-	-	-	25,668,419	-	-	3,981,172	23,975,473
Scorpio Mining Corp.	522,400	984,285	-	-	-	-	522,400	-	-	82,222	984,285
SEMAFO, Inc.	8,814,200	32,105,425	-	-	-	-	8,814,200	-	-	30,574,697	32,105,425
Silver Range Resources Ltd.	3,450,000	-	-	-	-	-	3,450,000	-	-	176,478	-
Strategic Metals Ltd.	10,926,900	15,810,172	-	-	-	-	10,926,900	-	-	2,837,710	15,810,172
Tocqueville Bullion Reserve LP(a)	13,806	25,000,000	-	-	-	-	13,806	-	-	16,851,109	25,000,000
Torex Gold Resources, Inc.	34,685,500	53,203,482	-	-	-	-	34,685,500	-	-	39,579,740	53,203,482
		$580,783,011		$18,078,924		$(2,066,721)		$68,467	$(153,295)	$331,186,769	$596,795,214

The Delafield Fund

AM Castle & Co.	1,200,000	$12,556,037	-	$-	-	$-	1,200,000	$-	$-	$7,260,000	$12,556,037
Kemet Corp.	2,600,000	12,503,673	100,000	391,499	-	-	2,700,000	-	-	10,260,000	12,895,172
Ryerson Holding Corp.	725,000	8,236,736	590,000	5,479,236	-	-	1,315,000	-	-	8,350,250	13,715,972
Universal Stainless & Alloy	400,000	11,307,053	-	-	-	-	400,000	-	-	8,916,000	11,307,053
Xerium Technologies, Inc.	750,000	9,602,917	75,000	1,120,957	-	-	825,000	-	-	12,696,750	10,723,874
		$54,206,416		$6,991,692		$-		$-	$-	$47,483,000	$61,198,108

The Tocqueville Select Fund

Summer Infant, Inc.	814,933	3,971,441	53,000	99,973	-	-	867,933	-	-	2,673,234	4,071,414
Xerium Technologies, Inc.	265,000	3,374,608	-	-	-	-	265,000	-	-	4,078,350	3,374,608
		$7,346,049		$99,973		$-		$-	$-	$6,751,584	$7,446,022

The Tocqueville Alternative Strategies Fund

Inuvo, Inc.	350,000	588,327	-	-	-	-	350,000	-	-	448,000	588,327
Inuvo, Inc. Warrants	31,750	-	-	-	-	-	31,750	-	-	7,566	-
		$588,327		$-		$-		$-	$-	$455,566	$588,327

(a) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC ("Tera"), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC ("TP2"), a Delaware Limited Liability Company, and Eidesis Real Assets LLC ("Eidesis"), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Tocqueville Trust

By (Signature and Title)          /s/ Robert W. Kleinschmidt
        Robert W. Kleinschmidt, President

Date               3/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Robert W. Kleinschmidt
     Robert W. Kleinschmidt, President

Date               3/30/15

By (Signature and Title)*         /s/ Helen Balk
                        Helen Balk, Treasurer

Date               3/30/15

* Print the name and title of each signing officer under his or her signature.